Medium-term notes (Details Textual) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 13, 2015 CNY (¥)	Oct. 13, 2015 USD ($)	Oct. 13, 2010 CNY (¥) Number	Mar. 31, 2012 CNY (¥) Number	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Oct. 13, 2015 USD ($)	May. 03, 2012 CNY (¥)	May. 10, 2011 CNY (¥)
Debt Instrument, Face Amount					¥ 300,000				$ 46,312
Repayments of Medium-term Notes					1,849,654	$ 285,537	¥ 0	¥ 0
Interest Payable, Current					121,364		162,657		18,735
Medium-term Notes [Member]
Deferred Finance Costs, Net					1,595		¥ 9,203		246
Debt Instrument, Annual Principal Payment	¥ 1,000,000									$ 154,400
Repayments of Medium-term Notes	¥ 700,000	$ 108,100
Rate Of Penalty Charge, Percentage	0.021%	0.021%
Interest Payable, Current					4,500				700
Debt Instrument, Periodic Payment, Interest	¥ 57,000	$ 8,800
Medium-term Notes	¥ 357,000									$ 55,100
Accrued Penalty Charges					¥ 6,000				$ 900
Medium-term Notes [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount			¥ 2,400,000
Debt Instrument, Interest Rate, Effective Percentage					4.82%				4.82%
Debt Instrument, Term			5 years		5 years	5 years
Number of tranches allowed | Number			2
Medium-term Notes [Member] | Yingli China [Member]
Number of tranches allowed | Number				2
Medium-term Notes [Member] | Yingli China [Member] | Maximum [Member]
Debt Instrument, Face Amount				¥ 1,500,000
Medium-term notes first tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount			¥ 1,000,000
Debt Instrument Interest Rate Initial Period			4.30%
Debt Instrument Interest Rate Remaining Period			5.70%
Debt Instrument, Term					5 years	5 years
Debt Instrument Interest Rate Initial Period Term			3 years
Debt Instrument Interest Rate Remaining Period Term			2 years
Medium-term notes first tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount											¥ 1,200,000
Debt Instrument, Term				3 years	3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage											5.78%
Medium-term notes second tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount												¥ 1,400,000
Debt Instrument, Interest Rate, Stated Percentage												6.15%
Medium-term notes second tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount											¥ 300,000
Debt Instrument, Term				5 years
Debt Instrument, Interest Rate, Stated Percentage											6.01%